Capital Stock - Maximum Number of Shares Outstanding Exercised or Converted (Detail) - Convertible Common Stock [Member] - Subsequent Event [Member]	Feb. 25, 2026 shares
Class of Stock [Line Items]
Common Shares	278,795,469
Stock options [i] and share awards	4,129,151
Total number of shares outstanding	282,924,620